Condensed Balance Sheets - USD ($)	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 948,153	$ 392,446		$ 0
Prepaid expenses	105,635	377,780
Total Current Assets	1,053,788	770,226
Deferred offering costs	0	0		361,372
Marketable securities held in Trust Account	36,466,121	309,790,455
TOTAL ASSETS	37,519,909	310,560,681		361,372
Current liabilities
Accrued expenses	715,146	1,243,172		1,793
Accrued offering costs	5,000	75,000		236,095
Excise tax payable	2,764,714	0
Income taxes payable	2,024,004	823,991
Total Current Liabilities	5,508,864	2,142,163		338,165
Deferred underwriting fee payable	10,500,000	10,500,000
Total Liabilities	16,008,864	12,642,163		338,165
Commitments (Note 6)
Series A common stock subject to possible redemption; 3,435,692 and 30,000,000 shares issued and outstanding at September 30, 2023 and December 31, 2022 at redemption value of $10.68 and $10.30 per share, respectively	36,569,273	309,097,930
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding	0	0
Additional paid-in capital	0	0		24,250
Accumulated deficit	(15,058,978)	(11,180,162)		(1,793)
Total Stockholders' Deficit	(15,058,228)	(11,179,412)		23,207
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	37,519,909	310,560,681		361,372
Related Party [Member]
Current liabilities
Promissory note – related party				100,277
Series A common stock [Member]
Stockholders' Deficit
Common Stock	749	0
Series B common stock [Member]
Stockholders' Deficit
Common Stock	$ 1	$ 750	[1]	$ 750	[1]

[1]	Includes up to 978,750 shares of Series B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 7). On January 13, 2022, the Company effectuated a 1.044-for-1 stock split, resulting in an aggregate of 7,503,750 Founder Shares outstanding (see Notes 5 and 7). All share and per-share amounts have been retroactively restated to reflect the stock split. On January 18, 2022, the underwriters partially exercised their over-allotment option, and hence, 975,000 Founder Shares are no longer subject to forfeiture since such date and the remaining unexercised portion of such over-allotment option, an aggregate of 3,750 Founder Shares, were forfeited, resulting in an aggregate of 7,500,000 Founder Shares outstanding (see Note 7).